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                                      NEW YORK LIFE INSURANCE COMPANY
                                      51 Madison Avenue
                                      New York, NY 10010
                                      Bus: 212-576-7558
                                      Fax: 212-447-0569
                                      E-mail: charles_a_whites@newyorklife.com
                                      www.newyorklife.com

                                      CHARLES A. WHITES, JR.
                                      ASSISTANT GENERAL COUNSEL

September 9, 2009

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:  New York Life Insurance and Annuity Corporation
     Variable Annuity Separate Account III
     File No. 811-08904

Commissioners:

The Semi-Annual Reports dated June 30, 2009 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of New York Life Insurance and Annuity Corporation Variable Annuity Separate Account III of New York Life Insurance and Annuity Corporation pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Reports for certain portfolios of MainStay VP Series Fund, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000887340, File No. 811-03833.

The Semi-Annual Reports for certain series of Calvert Variable Series, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000708950, File No. 811-03591.

The Semi-Annual Reports for certain portfolios of Columbia Funds Variable Insurance Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000815425, File No. 811-05199.

The Semi-Annual Reports for certain series of Dreyfus Investment Portfolios are incorporated by reference as filed on Form N-CSRS, CIK No. 0001056707, File Nos. 811-08673.

The Semi-Annual Reports for certain portfolios of Fidelity(R) Variable Insurance Funds are incorporated by reference as filed on Form N-CSRS, CIK No. 0000356494, File No. 811-03329.

The Semi-Annual Reports for certain portfolios of Fidelity(R) Variable Insurance Funds II are incorporated by reference as filed on Form N-CSRS, CIK No. 0000831016, File No. 811-05511.

The Semi-Annual Reports for certain portfolios of Fidelity(R) Variable Insurance Products Funds III are incorporated by reference as filed on Form N-CSRS, CIK No. 0000927384, File No. 811-07205.

The Semi-Annual Reports for certain portfolios of Fidelity(R) Variable Insurance Products Funds IV are incorporated by reference as filed on Form N-CSRS, CIK No. 0000720318, File No. 811-03759.

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Securities and Exchange Commission
September 9, 2009
Page 2

The Semi-Annual Reports for certain portfolios of Fidelity(R) Variable Insurance Products Funds V are incorporated by reference as filed on Form N-CSRS, CIK No. 0000823535, File No. 811-05361.

The Semi-Annual Reports for certain portfolios of Janus Aspen Series are incorporated by reference as filed on Form N-CSRS, CIK No. 0000906185, File No. 811-07736.

The Semi-Annual Reports for certain series of MFS (R) Variable Insurance Trust are incorporated by reference as filed on Fo9rm N-CSRS, CIK No. 0000918571, File No. 811-08326.

The Semi-Annual Reports for certain portfolios of Neuberger Berman Advisers Management Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000736913, File No. 811-04255.

The Semi-Annual Reports for certain portfolios of Royce Capital Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0001006387, File No. 811-07537.

The Semi-Annual Reports for certain portfolios of T. Rowe Price Equity Series, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000918294, File No. 811-07143.

The Semi-Annual Reports for certain portfolios of Van Eck Worlwide Insurance Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000811976, File No. 811-05083.

The Semi-Annual Reports for certain portfolios of Van Kampen Life Investment Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000778536, File No. 811-04424.

The Semi-Annual Reports for certain portfolios of Victory Variable Insurance Funds are incorporated by reference as filed on Form N-CSRS, CIK No. 0001068663, File No. 811-08979.

                                           Sincerely,


                                           /s/ Charles A. Whites, Jr.

                                           Charles A. Whites, Jr.
                                           Assistant General Counsel